Share-Based Payments - Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payments
Share-based payment liabilities, Current	€ 162	€ 303
Share-based payment liabilities, Non-current	74	151
Share-based payment liabilities, Total	235	453
Other non-financial liabilities, Current	4,849	5,537
Other non-financial liabilities, Non-Current	524	749
Other non-financial liabilities, Total	€ 5,373	€ 6,286
Share-based payment liabilities as % of B/S Other non-financial liabilities, Current	3.00%	5.00%
Share-based payment liabilities as % of B/S Other non-financial liabilities, Non-current	14.00%	20.00%
Share-based payment liabilities as % of B/S Other non-financial liabilities	4.00%	7.00%